Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
RJ Eagle Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle Municipal Income ETF
Class Name	RJ Eagle Municipal Income ETF
Trading Symbol	RJMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RJ Eagle Municipal Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle Municipal Income ETF	$21	0.41%
[1]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 35,957,591
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 53,982
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,957,591
Number of Holdings	114
Net Advisory Fee	$53,982
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top States	(%)
Florida	13.1%
Texas	11.1%
Ohio	7.8%
Alabama	7.2%
New York	6.1%
Illinois	5.5%
Pennsylvania	5.5%
California	4.7%
Washington	4.4%
Kentucky	4.0%

Security Type	(%)
Municipal Bonds	98.6%
Cash & Other	1.4%

Credit Breakdown*	(%)
AAA	4.2%
AA	33.8%
A	43.9%
BBB	16.3%
Below IG	1.8%
[2]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
RJ Eagle Vertical Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle Vertical Income ETF
Class Name	RJ Eagle Vertical Income ETF
Trading Symbol	RJVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RJ Eagle Vertical Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle Vertical Income ETF	$26	0.51%
[3]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 13,716,641
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 30,257
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,716,641
Number of Holdings	78
Net Advisory Fee	$30,257
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	78.2%
Common Stocks	16.5%
Convertible Preferred Stocks	2.5%
Money Market Funds	1.6%
Real Estate Investment Trusts - Preferred	1.2%
Cash & Other	0.0%

Bond Credit Breakdown*	(%)
A	39.8%
AA	2.5%
AAA	5.6%
BBB	52.1%
[4]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
RJ Eagle GCM Dividend Select Income ETF
Shareholder Report [Line Items]
Fund Name	RJ Eagle GCM Dividend Select Income ETF
Class Name	RJ Eagle GCM Dividend Select Income ETF
Trading Symbol	RJDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RJ Eagle GCM Dividend Select Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://funddocs.filepoint.com/rjetfs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle GCM Dividend Select Income ETF	$27	0.51%
[5]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 100,395,655
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 147,076
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$100,395,655
Number of Holdings	35
Net Advisory Fee	$147,076
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Broadcom, Inc.	7.4%
Corning, Inc.	6.4%
Analog Devices, Inc.	4.9%
Johnson Controls International PLC	4.2%
Tapestry, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Walmart, Inc.	4.0%
Welltower, Inc.	3.7%
Apple, Inc.	3.6%
AbbVie, Inc.	3.4%

Top Sectors*	(%)
Information Technology	27.9%
Industrials	12.3%
Health Care	10.4%
Financials	10.4%
Consumer Discretionary	7.8%
Real Estate	6.9%
Consumer Staples	6.9%
Energy	5.6%
Utilities	3.6%
Cash & Other	8.2%
[6]
Updated Prospectus Web Address	https://funddocs.filepoint.com/rjetfs/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class A
Trading Symbol	BERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.20%
[7]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 18,997,459
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 19,023
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
[8]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class C
Trading Symbol	BERBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.95%
[9]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
Net Assets	$ 18,997,459
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 19,023
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
[10]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class I
Trading Symbol	BERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.90%
[11]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 18,997,459
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 19,023
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
[12]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class R-6
Trading Symbol	BERDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$42	0.80%
[13]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 18,997,459
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 19,023
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
[14]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	1.25%
[15]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.25%
Net Assets	$ 195,962,261
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 436,126
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
[16]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.00%
[17]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.00%
Net Assets	$ 195,962,261
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 436,126
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
[18]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CWSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	0.95%
[19]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
Net Assets	$ 195,962,261
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 436,126
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
[20]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	CWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$50	0.85%
[21]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.85%
Net Assets	$ 195,962,261
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 436,126
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
[22]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class A
Trading Symbol	CWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.35%
[23]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.35%
Net Assets	$ 46,554,274
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 127,816
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
[24]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class C
Trading Symbol	CWSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$116	2.10%
[25]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.10%
Net Assets	$ 46,554,274
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 127,816
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
[26]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class I
Trading Symbol	CWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$58	1.05%
[27]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
Net Assets	$ 46,554,274
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 127,816
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
[28]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class R-6
Trading Symbol	CWSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$53	0.95%
[29]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Net Assets	$ 46,554,274
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 127,816
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
[30]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class A
Trading Symbol	HRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.00%
[31]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Material Change Date	Jan. 01, 2026
Net Assets	$ 642,351,147
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 1,501,222
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
[32]
Material Fund Change [Text Block]
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.75%
[33]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Material Change Date	Jan. 01, 2026
Net Assets	$ 642,351,147
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 1,501,222
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
[34]
Material Fund Change [Text Block]
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class I
Trading Symbol	HRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.74%
[35]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Material Change Date	Jan. 01, 2026
Net Assets	$ 642,351,147
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 1,501,222
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
[36]
Material Fund Change [Text Block]
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class R-6
Trading Symbol	HRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$33	0.65%
[37]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Material Change Date	Jan. 01, 2026
Net Assets	$ 642,351,147
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 1,501,222
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
[38]
Material Fund Change [Text Block]
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class A
Trading Symbol	EISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$69	1.25%
[39]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Net Assets	$ 1,306,878,604
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 3,623,640
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
[40]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class C
Trading Symbol	EISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$107	1.95%
[41]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.95%
Net Assets	$ 1,306,878,604
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 3,623,640
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
[42]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class I
Trading Symbol	EISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.95%
[43]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 1,306,878,604
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 3,623,640
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
[44]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class R-6
Trading Symbol	EISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$47	0.85%
[45]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Net Assets	$ 1,306,878,604
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 3,623,640
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
[46]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class A
Trading Symbol	HRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	0.99%
[47]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 500,921,630
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,178,807
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
[48]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class C
Trading Symbol	HIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.73%
[49]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%
Net Assets	$ 500,921,630
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,178,807
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
[50]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class I
Trading Symbol	HIGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.73%
[51]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 500,921,630
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,178,807
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
[52]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class R-6
Trading Symbol	HIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$34	0.65%
[53]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 500,921,630
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,178,807
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
[54]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	HAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.07%
[55]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
Net Assets	$ 5,219,545,310
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 12,964,554
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
[56]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	HAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.76%
[57]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
Net Assets	$ 5,219,545,310
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 12,964,554
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
[58]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	HAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.76%
[59]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 5,219,545,310
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 12,964,554
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
[60]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HRAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$35	0.67%
[61]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 5,219,545,310
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 12,964,554
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
[62]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.19%
[63]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.19%
Net Assets	$ 497,691,758
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 1,317,053
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
[64]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$105	1.87%
[65]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.87%
Net Assets	$ 497,691,758
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 1,317,053
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
[66]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.88%
[67]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%
Net Assets	$ 497,691,758
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 1,317,053
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
[68]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HSRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$44	0.79%
[69]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
Net Assets	$ 497,691,758
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 1,317,053
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
[70]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class A
Trading Symbol	CSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.25%
[71]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
Net Assets	$ 4,271,011,507
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 12,861,721
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
[72]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class C
Trading Symbol	CSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$107	1.99%
[73]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.99%
Net Assets	$ 4,271,011,507
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 12,861,721
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
[74]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class I
Trading Symbol	UMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
[75]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 4,271,011,507
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 12,861,721
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
[76]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class R-6
Trading Symbol	CSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$46	0.85%
[77]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 4,271,011,507
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 12,861,721
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
[78]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class A
Trading Symbol	CSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.14%
[79]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.14%
Net Assets	$ 252,149,819
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 624,130
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
[80]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class C
Trading Symbol	CSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$111	1.88%
[81]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.88%
Net Assets	$ 252,149,819
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 624,130
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
[82]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class I
Trading Symbol	UMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	0.90%
[83]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.90%
Net Assets	$ 252,149,819
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 624,130
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
[84]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Fund
Class Name	Class R-6
Trading Symbol	CSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$48	0.81%
[85]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.81%
Net Assets	$ 252,149,819
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 624,130
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
[86]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class A
Trading Symbol	BERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$43	0.85%
[87]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 259,497,745
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 354,026
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
[88]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class C
Trading Symbol	BERHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$74	1.47%
[89]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 259,497,745
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 354,026
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
[90]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class I
Trading Symbol	BERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.55%
[91]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 259,497,745
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 354,026
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
[92]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class R-6
Trading Symbol	BERSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$23	0.45%
[93]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 259,497,745
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 354,026
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
[94]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	CWFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$39	0.78%
[95]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 327,419,981
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 357,972
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
[96]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	CWFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.54%
[97]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 327,419,981
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 357,972
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
[98]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	CWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
[99]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 327,419,981
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 357,972
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
[100]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class R-6
Trading Symbol	CWFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.39%
[101]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 327,419,981
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 357,972
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
[102]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class A
Trading Symbol	CRCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
[103]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 452,855,038
Holdings Count | $ / shares	265
Advisory Fees Paid, Amount	$ 373,964
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
[104]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class C
Trading Symbol	CRCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$75	1.50%
[105]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 452,855,038
Holdings Count | $ / shares	265
Advisory Fees Paid, Amount	$ 373,964
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
[106]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class I
Trading Symbol	SCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.45%
[107]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 452,855,038
Holdings Count | $ / shares	265
Advisory Fees Paid, Amount	$ 373,964
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
[108]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class R-6
Trading Symbol	CRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$17	0.35%
[109]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 452,855,038
Holdings Count | $ / shares	265
Advisory Fees Paid, Amount	$ 373,964
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
[110]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SCPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$40	0.80%
[111]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 2,129,476,964
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 2,600,947
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
[112]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SCPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.55%
[113]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
Net Assets	$ 2,129,476,964
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 2,600,947
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
[114]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SCPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%
[115]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,129,476,964
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 2,600,947
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
[116]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	SCPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.40%
[117]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 2,129,476,964
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 2,600,947
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
[118]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	SUBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.90%
[119]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 2,328,266,260
Holdings Count | $ / shares	305
Advisory Fees Paid, Amount	$ 3,849,750
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
[120]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	SUBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	1.65%
[121]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 2,328,266,260
Holdings Count | $ / shares	305
Advisory Fees Paid, Amount	$ 3,849,750
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
[122]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	SUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.60%
[123]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 2,328,266,260
Holdings Count | $ / shares	305
Advisory Fees Paid, Amount	$ 3,849,750
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
[124]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class R-6
Trading Symbol	SUBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$25	0.50%
[125]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,328,266,260
Holdings Count | $ / shares	305
Advisory Fees Paid, Amount	$ 3,849,750
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
[126]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/

[1]
*	Annualized

[2]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[3]
*	Annualized

[4]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[5]
*	Annualized

[6]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[7]
*	Annualized

[8]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[9]
*	Annualized

[10]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[11]
*	Annualized

[12]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[13]
*	Annualized

[14]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[15]
*	Annualized

[16]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[17]
*	Annualized

[18]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[19]
*	Annualized

[20]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[21]
*	Annualized

[22]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[23]
*	Annualized

[24]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[25]
*	Annualized

[26]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[27]
*	Annualized

[28]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[29]
*	Annualized

[30]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[31]
*	Annualized

[32]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[33]
*	Annualized

[34]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[35]
*	Annualized

[36]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[37]
*	Annualized

[38]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[39]
*	Annualized

[40]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[41]
*	Annualized

[42]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[43]
*	Annualized

[44]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[45]
*	Annualized

[46]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[47]
*	Annualized

[48]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[49]
*	Annualized

[50]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[51]
*	Annualized

[52]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[53]
*	Annualized

[54]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[55]
*	Annualized

[56]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[57]
*	Annualized

[58]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[59]
*	Annualized

[60]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[61]
*	Annualized

[62]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[63]
*	Annualized

[64]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[65]
*	Annualized

[66]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[67]
*	Annualized

[68]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[69]
*	Annualized

[70]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[71]
*	Annualized

[72]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[73]
*	Annualized

[74]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[75]
*	Annualized

[76]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[77]
*	Annualized

[78]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[79]
*	Annualized

[80]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[81]
*	Annualized

[82]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[83]
*	Annualized

[84]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[85]
*	Annualized

[86]
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[87]
*	Annualized

[88]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[89]
*	Annualized

[90]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[91]
*	Annualized

[92]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[93]
*	Annualized

[94]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[95]
*	Annualized

[96]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[97]
*	Annualized

[98]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[99]
*	Annualized

[100]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[101]
*	Annualized

[102]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[103]
*	Annualized

[104]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[105]
*	Annualized

[106]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[107]
*	Annualized

[108]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[109]
*	Annualized

[110]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[111]
*	Annualized

[112]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[113]
*	Annualized

[114]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[115]
*	Annualized

[116]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[117]
*	Annualized

[118]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[119]
*	Annualized

[120]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[121]
*	Annualized

[122]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[123]
*	Annualized

[124]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.

[125]
*	Annualized

[126]
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.